Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

17. Fair Value Measurements

The Company’s cash equivalents, which amounted to $1,805 and $1,469 million at December 31, 2011 and 2010, respectively, were measured at fair value based on quoted prices in active markets for identical assets. The additional assets and liabilities that were measured at fair value on a recurring basis were not material to the Company’s consolidated balance sheets.

Sunoco’s other current assets (other than inventories, deferred income taxes and assets held for sale) and current liabilities (other than the current portion of retirement benefit liabilities) are financial instruments and most of these items are recorded at cost in the consolidated balance sheets. The estimated fair values of these financial instruments approximate their carrying amounts. At December 31, 2011 and 2010, the estimated fair value of Sunoco’s long term debt was $3,440 and $2,379 million, respectively, compared to carrying amounts of $3,159 and $2,136 million, respectively. Long-term debt that is publicly traded was valued based on quoted market prices while the fair value of other debt issues was estimated by management based upon current interest rates available at the respective balance sheet dates for similar issues. Sunoco also had a long-term note receivable from the sale of the Toledo refinery with an interest rate of LIBOR plus eight percent with a maximum interest rate of 10 percent (Note 2). The estimated fair value of this financial instrument approximates its carrying value of $182 million at December 31, 2011. The note was repaid in February 2012.

Sunoco is exposed to credit risk in the event of nonperformance by counterparties on its derivative instruments. Management believes this risk is not significant as the Company has established credit limits with such counterparties which require the settlement of net positions when these credit limits are reached.

The Company had open derivative contracts pertaining to 9.0 million barrels of crude oil and refined products, 240 thousand pounds of soy beans and 240 thousand MMBTUs of natural gas at December 31, 2011, which vary in duration but generally do not extend beyond December 31, 2012.

The following table sets forth the impact of derivatives on the Company’s financial performance for the years ended December 31, 2011, 2010 and 2009 (in millions of dollars):

	Pretax Gains (Losses) Recognized in Other Comprehensive Income*	Pretax Gains (Losses) Recognized in Earnings*	Location of Gains (Losses) Recognized in Earnings
Year Ended December 31, 2011
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$2	$(15)	Sales and other operating revenue
Commodity contracts		12	Cost of products sold and operating expenses

	$2	$(3)

Derivatives not designated as hedging instruments:
Commodity contracts		$(7)	Sales and other operating revenue
Commodity contracts		—	Cost of products sold and operating expenses
Transportation contracts		—	Cost of products sold and operating expenses

		$(7)

Year Ended December 31, 2010
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(6)	$35	Sales and other operating revenue
Commodity contracts		(37)	Cost of products sold and operating expenses

	$(6)	$(2)

Derivatives not designated as hedging instruments:
Commodity contracts		$(15)	Sales and other operating revenue
Commodity contracts		3	Cost of products sold and operating expenses
Transportation contracts		—	Cost of products sold and operating expenses

		$(12)

Year Ended December 31, 2009
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(16)	$13	Sales and other operating revenue
Commodity contracts		(36)	Cost of products sold and operating expenses

	$(16)	$(23)

Derivatives not designated as hedging instruments:
Commodity contracts		$—	Sales and other operating revenue
Commodity contracts		(25)	Cost of products sold and operating expenses
Transportation contracts		(1)	Cost of products sold and operating expenses

		$(26)

*Amounts	attributable to Sunoco, Inc. shareholders.